Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Lease Payment Under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2012 were as follows:

Operating leasing
Year ending December 31:
2013	$1,558
2014	1,573
2015	1,525
2016	1,366
2017 and thereafter	285

Total	$6,307